UNDRAWN CREDIT FACILITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
UNDRAWN CREDIT FACILITIES [Text Block]
18.	UNDRAWN CREDIT FACILITIES

The Company has a $10,000 credit facility from Auramet International LLC (“Auramet”). The facility expires on June 30, 2018 and bears interest at a rate of LIBOR plus 5%. The facility allows the Company to draw down amounts equal to the amounts receivable from a specific customer with whom Auramet has established a commercial relationship. Repayment of any amounts drawn will be due at the same time that the customer repays the relevant amounts receivable. In addition, Auramet has also provided the Company with a $500 margin credit facility, should the Company wish to enter into any derivative instruments associated with commodities marketed to parties other than Auramet. During the year ended December 31, 2017, the Company did not draw any amounts from these facilities.

Subsequent to the reporting period, the contract with the specific customer with whom Auramet has the established commercial relationship expired. Consequently, the credit facility was no longer available.